[MFS(R) LOGO]

MFS(R) VARIABLE INSURANCE TRUST(SM)                                  PROSPECTUS

MAY 1, 2002                                                       INITIAL CLASS


MFS(R) EMERGING GROWTH SERIES

MFS(R) INVESTORS TRUST SERIES

MFS(R) INVESTORS GROWTH STOCK SERIES

MFS(R) TOTAL RETURN SERIES

MFS(R) UTILITIES SERIES

MFS(R) MONEY MARKET SERIES


This Prospectus describes six series of the MFS Variable Insurance Trust (referred to as the trust):

1. MFS EMERGING GROWTH SERIES seeks to provide long-term growth of capital (referred to as the Emerging Growth Series).

2. MFS INVESTORS TRUST SERIES seeks mainly to provide long-term growth of capital and secondarily to provide reasonable current income (referred to as the Investors Trust Series).

3. MFS INVESTORS GROWTH STOCK SERIES seeks to provide long-term growth of capital and future income rather than current income (referred to as the Investors Growth Stock Series).

4. MFS TOTAL RETURN SERIES seeks mainly to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital and secondarily to provide a reasonable opportunity for growth of capital and income (referred to as the Total Return Series).

5. MFS UTILITIES SERIES seeks capital growth and current income (income above that available from a portfolio invested entirely in equity securities) (referred to as the Utilities Series).

6. MFS MONEY MARKET SERIES seeks as high a level of current income as is considered consistent with the preservation of capital and liquidity (referred to as the Money Market Series).

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SERIES' SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

TABLE OF CONTENTS

                                                                        PAGE

I    Expense Summary                                                      1

II   Risk Return Summary                                                  2

     1.   Emerging Growth Series                                          2

     2.   Investors Trust Series                                          5

     3.   Investors Growth Stock Series                                   7

     4.   Total Return Series                                             9

     5.   Utilities Series                                               13

     6.   Money Market Series                                            18

III  Certain Investment Strategies and Risks                             20

IV   Management of the Series                                            20

V    Description of Shares                                               21

VI   Other Information                                                   21

VII  Financial Highlights                                                22

     Appendix A -- Investment Techniques and Practices                  A-1

     The trust offers shares of its 15 series to separate accounts established by insurance companies in order to serve as investment vehicles for variable annuity and variable life insurance contracts and to qualified pension and retirement plans. Each of these series is managed by Massachusetts Financial Services Company (referred to as MFS or the adviser). Six of these are described below.

I    EXPENSE SUMMARY

-    EXPENSE TABLE

      This table describes the fees and expenses that you may pay when you hold initial class shares of each series. These fees and expenses do not take into account the fees and expenses imposed by insurance companies through which your investment in a series may be made.

     ANNUAL SERIES OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM A SERIES' ASSETS):

                                               EMERGING    INVESTORS     INVESTORS       TOTAL                 MONEY
                                                GROWTH       TRUST     GROWTH STOCK     RETURN    UTILITIES    MARKET
                                                SERIES      SERIES        SERIES        SERIES     SERIES      SERIES
                                               --------    ---------   ------------     ------    ---------    ------
     Management Fee                              0.75%       0.75%        0.75%         0.75%       0.75%      0.50%
     Other Expenses(1)                           0.12%       0.15%        0.17%         0.14%       0.18%      0.35%
                                                 ----        ----         ----          ----        ----       ----
     Total Annual Series Operating Expenses      0.87%       0.90%        0.92%         0.89%       0.93%      0.85%
       Expense Reimbursement                      N/A         N/A          N/A           N/A         N/A      (0.24)%(2)
                                                 ----        ----         ----          ----        ----       ----
       Net Expenses(1)                           0.87%       0.90%        0.92%         0.89%       0.93%      0.61%

     ----------

     (1) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Net Expenses" would be lower for certain series and would equal:

          0.86% for Emerging Growth Series
          0.88% for Total Return Series
          0.89% for Investors Trust Series
          0.92% for Utilities Series
          0.90% for Investors Growth Stock Series
          0.60% for Money Market Series

     (2) MFS has contractually agreed, subject to reimbursement, to bear expenses for the Money Market Series such that the series' "Other Expenses" (after taking into account the expense offset arrangement described above), does not exceed 0.10% of the average daily net assets of the series during the current fiscal year. These contractual fee arrangements will continue until at least May 1, 2003, unless changed with the consent of the board of trustees which oversees the series.

     (3) "Other Expenses" are based on estimated amounts for the current fiscal year.

-    EXAMPLE OF EXPENSES--INITIAL CLASS

     These examples are intended to help you compare the cost of investing in the series with the cost of investing in other mutual funds. These examples do not take into account the fees and expenses imposed by insurance companies through which your investment in a series may be made.

          The examples assume that:

          - You invest $10,000 in the series for the time periods indicated and you redeem your shares at the end of the time periods;

          - Your investment has a 5% return each year and dividends and other distributions are reinvested; and

          - The series' operating expenses remain the same, except that for the Capital Opportunities Series, Mid Cap Growth Series, New Discovery Series, High Income Series, Strategic Income Series, Global Equity Series, Bond Series, Money Market Series and Value Series the series' total operating expenses are assumed to be the series' "Net Expenses" for the first year, and the series' "Total Annual Series Operating Expenses" for subsequent years (see the expense table on the previous page).

          Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                                            PERIOD
                                        -------------------------------------------
                                        1 YEAR      3 YEARS     5 YEARS    10 YEARS
     ------------------------------------------------------------------------------
     Emerging Growth Series               $89         $278        $482       $1,073
     Investors Trust Series                92          287         498        1,108
     Investors Growth Stock Series         94          293         509        1,131
     Total Return Series                   91          284         493        1,096
     Utilities Series                      95          296         515        1,143
     Money Market Series                   62          247         448        1,027

II RISK RETURN SUMMARY

   Investment strategies which are common to all series are described under the caption "Certain Investment Strategies."

   1: EMERGING GROWTH SERIES

-  INVESTMENT OBJECTIVE

   The series' investment objective is long term growth of capital. This objective may be changed without shareholder approval.

-  PRINCIPAL INVESTMENT POLICIES

   The series invests, under normal market conditions, at least 65% of its net assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities, of emerging growth companies. Emerging growth companies are companies which MFS believes are either:

   - early in their life cycle but which have the potential to become major enterprises, or

   - major enterprises whose rates of earnings growth are expected to accelerate because of special factors, such as rejuvenated management, new products, changes in consumer demand, or basic changes in the economic environment.

   Emerging growth companies may be of any size, and MFS would expect these companies to have products, technologies, management, markets and opportunities which will facilitate earnings growth over time that is well above the growth rate of the overall economy and the rate of inflation. The series' investments may include securities listed on a securities exchange or traded in the over-the-counter (OTC) markets.

   MFS uses a bottom-up, as opposed to a top-down, investment style in managing the equity-oriented funds (such as the series) it advises. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the series' portfolio manager and MFS' large group of equity research analysts.

   While the series is a diversified fund and therefore spreads its investments across a number of issuers, it may invest a relatively large percentage of its assets in a single issuer as compared to other funds managed by MFS.

   The series may invest in foreign securities (including emerging market securities), through which it may have exposure to foreign currencies.

   The series has engaged and may engage in active and frequent trading to achieve its principal investment strategies.

-  PRINCIPAL RISKS OF AN INVESTMENT

   The principal risks of investing in the series and the circumstances reasonably likely to cause the value of your investment in the series to decline are described below. The share price of the series generally changes daily based on market conditions and other factors. Please note that there are many circumstances which could cause the value of your investment in the series to decline, and which could prevent the series from achieving its objective, that are not described here.

   The principal risks of investing in the series are:

   - MARKET RISK: This is the risk that the price of a security held by the series will fall due to changing economic, political or market conditions or disappointing earnings results.

   - EMERGING GROWTH RISK: Prices of securities react to the economic condition of the company that issued the security. The series' equity investments in an issuer may rise and fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions. Investments in emerging growth companies may be subject to more abrupt or erratic market movements and may involve greater risks than investments in other companies. Emerging growth companies often:

         -  have limited product lines, markets and financial resources

         -  are dependent on management by one or a few key individuals

         - have shares which suffer steeper than average price declines after disappointing earnings reports and are more difficult to sell at satisfactory prices

   - OVER-THE-COUNTER RISK: OTC transactions involve risks in addition to those incurred by transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and the series may experience difficulty in purchasing or selling these securities at a fair price.

   - FOREIGN SECURITIES RISK: Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

         - These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

         - Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

         - Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

         -  Foreign markets may be less liquid and more volatile than U.S.
            markets.

         - Foreign securities often trade in currencies other than the U.S. dollar, and the series may directly hold foreign currencies and purchase and sell foreign currencies through forward exchange contracts. Changes in currency exchange rates will affect the series' net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the series to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in the series' foreign currency holdings. By entering into forward foreign currency exchange contracts, the series may be required to forego the benefits of advantageous changes in exchange rates and, in the case of forward contracts entered into for the purpose of increasing return, the series may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts involve the risk that the party with which the series enters into the contract may fail to perform its obligations to the series.

   - EMERGING MARKETS RISK: Emerging markets are generally defined as countries in the initial stages of their industrialization cycles with low per capita income. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities described above are heightened by investing in emerging markets countries.

   - ISSUER CONCENTRATION RISK: Because the series may invest a relatively large percentage of its assets in a single issuer as compared to other funds managed by MFS, the series performance may be particularly sensitive to changes in the value of securities of these issuers.

   - ACTIVE OR FREQUENT TRADING RISK: The series has engaged and may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which could detract from the series' performance.

   - As with any mutual fund, you could lose money on your investment in the series.

   AN INVESTMENT IN THE SERIES IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

-  BAR CHART AND PERFORMANCE TABLE

   The bar chart and performance table below are intended to indicate some of the risks of investing in the series by showing changes in the series' performance over time. The performance table also shows how the series performance over time compares with that of one or more broad measures of market performance. The chart and table provide past performance information based on calendar year periods. The series' past performance does not necessarily indicate how the series will perform in the future. The returns shown do not reflect fees and charges imposed under the variable annuity and life insurance contracts through which an investment may be made. If these fees and charges were included, they would reduce these returns.

   BAR CHART

   The bar chart shows changes in the annual total returns of the series' initial class, assuming the reinvestment of distributions.

[CHART]

           1996         17.02%
           1997         21.90%
           1998         34.16%
           1999         76.71%
           2000        (19.61)%
           2001        (33.49)%

      During the period shown in the bar chart, the highest quarterly return was 55.05% (for the calendar quarter ended December 31, 1999) and the lowest quarterly return was (29.03)% (for the calendar quarter ended September 30, 2001).

   PERFORMANCE TABLE

   This table shows how the average annual total returns of the series' shares compares to a broad measure of market performance and various other market indicators and assumes the reinvestment of distributions.

   AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001

                                                                                  1 YEAR        5 YEAR     LIFE*
    Emerging Growth Series--Initial Class                                        (33.49)%         9.10%    12.41%
    Russell 2000 Index**+                                                          2.49%          7.52%     9.37%
    Russell 3000(R) Growth Index**++                                             (19.63)%         7.72%    10.77%

-----------------------

   * Series performance figures are for the period from the commencement of the series' investment operations, July 24, 1995, through December 31, 2001. Index returns are from August 1, 1995.
   ** Source: Standard & Poor's Micropal, Inc.
   + The Russell 2000 Index is a broad-based, unmanaged index comprised of 2,000 of the smallest U.S.-domiciled company common stocks (on the basis of capitalization) that are traded in the United States on the New York Stock Exchange (NYSE), the American Stock Exchange (AMEX), and NASDAQ.
   ++ The Russell 3000 companies are the largest U.S. companies based on total market capitalization, which represent approximately 98% of the investable U.S. market. The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values.

-  PORTFOLIO MANAGERS

   The series is managed by a team of portfolio managers.

   2: INVESTORS TRUST SERIES

-  INVESTMENT OBJECTIVES

   The series' investment objectives are mainly to provide long-term growth of capital and secondarily to provide reasonable current income. These objectives may be changed without shareholder approval. Prior to May 1, 2001 the series' investment objective was to provide reasonable current income and long-term growth of capital and income.

-  PRINCIPAL INVESTMENT POLICIES

   The series invests, under normal market conditions, at least 65% of its net assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities. These securities may be listed on a securities exchange or traded in the over-the-counter markets. While the series may invest in companies of any size, the series generally focuses on companies with larger market capitalizations that MFS believes have sustainable growth prospects and attractive valuations based on current and expected earnings or cash flow. The series will also seek to generate gross income equal to approximately 90% of the dividend yield on the Standard & Poor's 500 Composite Stock Index.

   MFS uses a bottom-up, as opposed to a top-down, investment style in managing the equity-oriented funds (such as the series) it advises. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the series' portfolio manager and MFS' large group of equity research analysts.

   The series may invest in foreign equity securities through which it may have exposure to foreign currencies.

-  PRINCIPAL RISKS OF AN INVESTMENT

   The principal risks of investing in the series and the circumstances reasonably likely to cause the value of your investment in the series to decline are described below. The share price of the series generally changes daily based on market conditions and other factors. Please note that there are many circumstances which could cause the value of your investment in the series to decline, and which could prevent the series from achieving its objectives, that are not described here.

   The principal risks of investing in the series are:

   - MARKET RISK: This is the risk that the price of a security held by the series will fall due to changing economic, political or market conditions or disappointing earnings results.

   - COMPANY RISK: Prices of securities react to the economic condition of the company that issued the security. The series' investments in an issuer may rise and fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions.

   - LARGE CAP COMPANIES RISK: Large cap companies tend to go in and out of favor based on market and economic conditions. Large cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the series' value may not rise as much as the value of series that emphasize smaller cap companies.

   - FOREIGN SECURITIES RISK: Investing in foreign securities involves risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

         - These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

         - Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

         - Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

         -  Foreign markets may be less liquid and more volatile than U.S.
            markets.

         - Foreign securities often trade in currencies other than the U.S. dollar, and the series may directly hold foreign currencies and purchase and sell foreign currencies through forward exchange contracts. Changes in currency exchange rates will affect the series' net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the series to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in the series' foreign currency holdings. By entering into forward foreign currency exchange contracts, the series may be required to forego the benefits of advantageous changes in exchange rates and, in the case of forward contracts entered into for the purpose of increasing return, the series may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts involve the risk that the party with which the series enters into the contract may fail to perform its obligations to the series.

   - As with any mutual fund, you could lose money on your investment in the series.

   AN INVESTMENT IN THE SERIES IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

-  BAR CHART AND PERFORMANCE TABLE

   The bar chart and performance table below are intended to indicate some of the risks of investing in the series by showing changes in the series' performance over time. The performance table also shows how the series' performance over time compares with that of a broad measure of market performance. The chart and table provide past performance information based on calendar year periods. The series' past performance does not necessarily indicate how the series will perform in the future. The returns shown do not reflect fees and charges imposed under the variable annuity and life insurance contracts through which an investment may be made. If these fees and charges were included, they would reduce these returns.

   BAR CHART

   The bar chart shows changes in the annual total returns of the series' initial class, assuming the reinvestment of distributions.

[CHART]

           1996         24.46%
           1997         29.78%
           1998         22.32%
           1999          6.69%
           2000         (0.15)%
           2001        (15.95)%

   During the period shown in the bar chart, the highest quarterly return was 18.29% (for the calendar quarter ended December 31, 1998) and the lowest quarterly return was (13.38)% (for the calendar quarter ended September 30, 2001).

   PERFORMANCE TABLE

   This table shows how the average annual total returns of the series' shares compares to a broad measure of market performance and assumes the reinvestment of distributions.

   AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001

                                                            1 YEAR            5 YEAR         LIFE*
   Investors Trust Series--Initial Class                    (15.95)%           7.29%        10.73%
   Standard & Poor's 500 Composite Stock Index**+           (11.88)%          10.70%        13.17%

----------

   * Series performance figures are for the period from the commencement of the series' investment operations on October 9, 1995, through December 31, 2001. Index returns are from October 1, 1995.

   ** The Standard & Poor's 500 Composite Stock Index is a broad-based, unmanaged but commonly used measure of common stock total return performance. It is comprised of 500 widely held common stocks listed on the New York Stock Exchange (NYSE), American Stock Exchange (AMEX) and over-the-counter (OTC) market.

   +  Source: Standard & Poor's Micropal, Inc.

-  PORTFOLIO MANAGERS

   The series is managed by a team of portfolio managers.

   3: INVESTORS GROWTH STOCK SERIES

-  INVESTMENT OBJECTIVE

   The series' investment objective is to provide long-term growth of capital and future income rather than current income. This objective may be changed without shareholder approval.

-  PRINCIPAL INVESTMENT POLICIES

   The series invests, under normal market conditions, at least 80% of its net assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities, of companies which MFS believes offer better than average prospects for long-term growth.

   MFS uses a bottom-up, as opposed to a top-down, investment style in managing the equity-oriented funds (such as the series) it advises. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the series' portfolio manager and MFS' large group of equity research analysts.

   The series may invest in foreign securities through which it may have exposure to foreign currencies.

   The series has engaged and may engage in active and frequent trading to achieve its principal investment strategies.

-  PRINCIPAL RISKS OF AN INVESTMENT

   The principal risks of investing in the series and the circumstances reasonably likely to cause the value of your investment in the series to decline are described below. The share price of the series generally changes daily based on market conditions and other factors. Please note that there are many circumstances which could cause the value of your investment in the series to decline, and which could prevent the series from achieving its objective, that are not described here.

   The principal risks of investing in the series are:

   - MARKET RISK: This is the risk that the price of a security held by the series will fall due to changing economic, political or market conditions or disappointing earnings results.

   - GROWTH COMPANIES RISK: Prices of growth company securities held by the series may fall to a greater extent than the overall equity markets (E.G., as represented by the Standard and Poor's 500 Composite Stock Index) due to changing economic, political or market conditions or disappointing growth company earnings results.

   - FOREIGN SECURITIES RISK: Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

         - These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

         - Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

         - Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

         -  Foreign markets may be less liquid and more volatile than U.S.
            markets.

         - Foreign securities often trade in currencies other than the U.S. dollar, and the series may directly hold foreign currencies and purchase and sell foreign currencies through forward contracts. Changes in currency exchange rates will affect the series' net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the series to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in the series' foreign currency holdings. By entering into forward foreign currency exchange contracts, the series may be required to forego the benefits of advantageous changes in exchange rates and, in the case of forward contracts entered into for the purpose of increasing return, the series may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts involve the risk that the party with which the series enters into the contract may fail to perform its obligations to the series.

   - ACTIVE OR FREQUENT TRADING RISK: The series has engaged and may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which could detract from the series' performance.

   - As with any mutual fund, you could lose money on your investment in the series.

   AN INVESTMENT IN THE SERIES IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

-  BAR CHART AND PERFORMANCE TABLE

   The bar chart and performance table below are intended to indicate some of the risks of investing in the series by showing changes in the series' performance over time. The performance table also shows how the series performance over time compares with that of one or more broad measures of market performance. The chart and table provide past performance information based on calendar year periods. The series' past performance does not necessarily indicate how the series will perform in the future. The returns shown do not reflect fees and charges imposed under the variable annuity and life insurance contracts through which an investment may be made. If these fees and charges were included, they would reduce these returns.

   BAR CHART

   The bar chart shows changes in the annual total returns of the series' initial class, assuming the reinvestment of distributions.

[CHART]

           2000          (6.17)%
           2001         (24.14)%

     During the period shown in the bar chart, the highest quarterly return was 14.81% (for the calendar quarter ended December 31, 2001) and the lowest quarterly return was (21.49)% (for the calendar quarter ended September 30, 2001).

   PERFORMANCE TABLE

   This table shows how the average annual total returns of the series' shares compares to broad measures of market performance and various other market indicators and assumes the reinvestment of distributions.

   AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001

                                                                                  1 YEAR                        LIFE*
   Investors Growth Stock Series--Initial Class                                  (24.14)%                       (0.13)%
   Standard & Poor's 500 Composite Stock Index**+                                (11.88)%                       (4.31)%
   Russell 1000 Growth Index**++                                                 (20.42)%                       (9.25)%

   ----------

   * Series performance figures are for the period from the commencement of the series' investment operations, May 3, 1999, through December 31, 2001. Index return is from May 1, 1999.

   ** Source: Standard & Poor's Micropal, Inc.

   + The Standard & Poor's 500 Composite Stock Index is a broad-based, unmanaged index of common stock total return performance. It is comprised of 500 widely held common stocks listed on the New York Stock Exchange
      (NYSE), American Stock Exchange (AMEX) and over-the-counter (OTC) market.

   ++ The Russell 1000 Index is a broad-based, unmanaged index comprised of the smallest U.S.- domiciled company common stocks (on the basis of capitalization) that are traded in the United States on the NYSE, AMEX and Nasdaq.

-  PORTFOLIO MANAGER

   Stephen Pesek is the portfolio manager of the series. Mr. Pesek, a Senior Vice President of the adviser, has been a portfolio manager of the series since its inception and has been employed in the investment management area of the adviser since 1994.

   4: TOTAL RETURN SERIES

-  INVESTMENT OBJECTIVES

   The series' main investment objective is to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital. Its secondary objective is to provide reasonable opportunity for growth of capital and income. These objectives may be changed without shareholder approval.

-  PRINCIPAL INVESTMENT POLICIES

   The series is a "balanced fund," and invests in a combination of equity and fixed income securities. Under normal market conditions, the series invests:

   - at least 40%, but not more than 75%, of its net assets in common stocks and related securities (referred to as equity securities), such as preferred stock; bonds, warrants or rights convertible into stock; and depositary receipts for those securities, and

   -  at least 25% of its net assets in non-convertible fixed income securities.

   The series may vary the percentage of its assets invested in any one type of security (within the limits described above) in accordance with MFS's interpretation of economic and money market conditions, fiscal and monetary policy and underlying security values.

   Consistent with the series' principal investment policies the series may invest in foreign securities, and may have exposure to foreign currencies through its investment in these securities.

   EQUITY INVESTMENTS. While the series may invest in all types of equity securities, MFS generally seeks to purchase for the series equity securities, such as common stocks, preferred stocks, convertible securities and depositary receipts, of companies that MFS believes are undervalued in the market relative to their long-term potential. The equity securities of these companies may be undervalued because:

   - they are viewed by MFS as being temporarily out of favor in the market due to

         -  a decline in the market,

         -  poor economic conditions,

         - developments that have affected or may affect the issuer of the securities or the issuer's industry, or

   -  the market has overlooked them.

   Undervalued equity securities generally have low price-to-book, price-to-sales and/or price-to-earnings ratios. The series focuses on undervalued equity securities issued by companies with relatively large market capitalizations (i.e., market capitalizations of $5 billion or more).

   As noted above, the series' investments in equity securities include convertible securities. A convertible security is a security that may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. A convertible security generally provides:

   -  a fixed income stream, and

   - the opportunity, through its conversion feature, to participate in an increase in the market price of the underlying common stock.

   MFS uses a bottom-up, as opposed to a top-down, investment style in managing the equity-oriented funds (including the equity portion of the series) it advises. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the series' portfolio manager and MFS' large group of equity research analysts.

   FIXED INCOME INVESTMENTS. The series invests in securities which pay a fixed interest rate, which include:

   - U.S. GOVERNMENT SECURITIES, which are bonds or other debt obligations issued by, or whose principal and interest payments are guaranteed or supported by, the U.S. government or one of its agencies or instrumentalities,

   - MORTGAGE-BACKED AND ASSET-BACKED SECURITIES, which represent interests in a pool of assets such as mortgage loans, car loan receivables, or credit card receivables. These investments entitle the series to a share of the principal and interest payments made on the underlying mortgage, car loan, or credit card. For example, if the series invests in a pool that includes your mortgage loan, a share of the principal and interest payments on your mortgage would pass to the series, and

   - CORPORATE BONDS, which are bonds or other debt obligations issued by corporations or other similar entities, including lower rated securities commonly referred to as junk bonds.

   In selecting fixed income investments for the series, MFS considers the views of its large group of fixed income portfolio managers and research analysts. This group periodically assesses the three-month total return outlook for various segments of the fixed income markets. This three-month "horizon" outlook is used by the portfolio manager(s) of MFS' fixed-income oriented series (including the fixed-income portion of the series) as a tool in making or adjusting a series' asset allocations to various segments of the fixed income markets. In assessing the credit quality of fixed-income securities, MFS does not rely solely on the credit ratings assigned by credit rating agencies, but rather performs its own independent credit analysis.

-  PRINCIPAL RISKS OF AN INVESTMENT

   The principal risks of investing in the series and the circumstances reasonably likely to cause the value of your investment in the series to decline are described below. The share price of the series generally changes daily based on market conditions and other factors. Please note that there are many circumstances which could cause the value of your investment in the series to decline, and which could prevent the series from achieving its objective, that are not described here.

   The principal risks of investing in the series are:

   - ALLOCATION RISK: The series will allocate its investments between equity and fixed income securities, and among various segments of the fixed income markets, based upon judgments made by MFS. The series could miss attractive investment opportunities by underweighting markets where there are significant returns, and could lose value by overweighting markets where there are significant declines.

   - FOREIGN SECURITIES RISK: Investing in foreign securities involves risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

         - These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

         - Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

         - Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

         -  Foreign markets may be less liquid and more volatile than U.S.
            markets.

         - Foreign securities often trade in currencies other than the U.S. dollar, and the series may directly hold foreign currencies and purchase and sell foreign currencies through forward exchange contracts. Changes in currency exchange rates will affect the series' net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the series to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in the series' foreign currency holdings. By entering into forward foreign currency exchange contracts, the series may be required to forego the benefits of advantageous changes in exchange rates and, in the case of forward contracts entered into for the purpose of increasing return, the series may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts involve the risk that the party with which the series enters into the contract may fail to perform its obligations to the series.

   - MARKET RISK: This is the risk that the price of a security held by the series will fall due to changing economic, political or market conditions or disappointing earnings results.

   - UNDERVALUED SECURITIES RISK: Prices of securities react to the economic condition of the company that issued the security. The series' equity investments in an issuer may rise and fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions. MFS will invest in securities that are undervalued based on its belief that the market value of these securities will rise due to anticipated events and investor perceptions. If these events do not occur or are delayed, or if investor perceptions about the securities do not improve, the market price of these securities may not rise or may fall.

   - INTEREST RATE RISK: When interest rates rise, the prices of fixed income securities in the series' portfolio will generally fall. Conversely, when interest rates fall, the prices of fixed income securities in the series' portfolio will generally rise.

   - CONVERTIBLE SECURITIES RISK: Convertible securities, like fixed income securities, tend to increase in value when interest rates decline and decrease in value when interest rates rise. The market value of a convertible security also tends to increase as the market value of the underlying stock rises and decrease as the market value of the underlying stock declines.

   - MATURITY RISK: Interest rate risk will generally affect the price of a fixed income security more if the security has a longer maturity. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities. The average maturity of the series' fixed income investments will affect the volatility of the series' share price.

   - CREDIT RISK: Credit risk is the risk that the issuer of a fixed income security will not be able to pay principal and interest when due. Rating agencies assign credit ratings to certain fixed income securities to indicate their credit risk. The price of a fixed income security will generally fall if the issuer defaults on its obligation to pay principal or interest, the rating agencies downgrade the issuer's credit rating or other news affects the market's perception of the issuer's credit risk.

   -  JUNK BOND RISK:

         - HIGHER CREDIT RISK: Junk bonds are subject to a substantially higher degree of credit risk than higher rated bonds. During recessions, a high percentage of issuers of junk bonds may default on payments of principal and interest. The price of junk bond may therefore fluctuate drastically due to bad news about the issuer or the economy in general.

         - HIGHER LIQUIDITY RISK: During recessions and periods of broad market declines, junk bonds could become less liquid, meaning they will be harder to value or sell at a fair price.

   - LIQUIDITY RISK: The fixed income securities purchased by the series may be traded in the over-the-counter market rather than on an organized exchange and are subject to liquidity risk. This means that they may be harder to purchase or sell at a fair price. The inability to purchase or sell these fixed income securities at a fair price could have a negative impact on the series' performance.

   -  MORTGAGE-BACKED AND ASSET-BACKED SECURITIES:

         -  MATURITY RISK:

            + MORTGAGE-BACKED SECURITIES: A mortgage-backed security will mature when all the mortgages in the pool mature or are prepaid. Therefore, mortgage-backed securities do not have a fixed maturity, and their expected maturities may vary when interest rates rise or fall.

              /+/When interest rates fall, homeowners are more likely to prepay their mortgage loans. An increased rate of prepayments on the series' mortgage-backed securities will result in an unforeseen loss of interest income to the series as the series may be required to reinvest assets at a lower interest rate. Because prepayments increase when interest rates fall, the prices of mortgage-backed securities does not increase as much as other fixed income securities when interest rates fall.

              /+/When interest rates rise, homeowners are less likely to prepay their mortgage loans. A decreased rate of prepayments lengthens the expected maturity of a mortgage-backed security. Therefore, the prices of mortgage-backed securities may decrease more than prices of other fixed income securities when interest rates rise.

            + COLLATERALIZED MORTGAGE OBLIGATIONS: The series may invest in mortgage-backed securities called collateralized mortgage obligations (CMOs). CMOs are issued in separate classes with different stated maturities. As the mortgage pool experiences prepayments, the pool pays off investors in classes with shorter maturities first. By investing in CMOs, the series may manage the prepayment risk of mortgage-backed securities. However, prepayments may cause the actual maturity of a CMO to be substantially shorter than its stated maturity.

            + ASSET-BACKED SECURITIES: Asset-backed securities have prepayment risks similar to mortgage-backed securities.

         - CREDIT RISK: As with any fixed income security, mortgage-backed and asset-backed securities are subject to the risk that the issuer will default on principal and interest payments. It may be difficult to enforce rights against the assets underlying mortgage-backed and asset-backed securities in the case of default. The U.S. government or its agencies may guarantee the payment of principal and interest on some mortgage-backed securities. Mortgage-backed securities and asset-backed securities issued by private lending institutions or other financial intermediaries may be supported by insurance or other forms of guarantees.

   - As with any mutual fund, you could lose money on your investment in the series.

   AN INVESTMENT IN THE SERIES IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

-  BAR CHART AND PERFORMANCE TABLE

   The bar chart and performance table below are intended to indicate some of the risks of investing in the series by showing changes in the series' performance over time. The performance table also shows how the series performance over time compares with that of one or more broad measures of market performance. The chart and table provide past performance information based on calendar year periods. The series' past performance does not necessarily indicate how the series will perform in the future. The returns shown do not reflect fees and charges imposed under the variable annuity and life insurance contracts through which an investment may be made. If these fees and charges were included, they would reduce these returns.

   BAR CHART

   The bar chart shows changes in the annual total returns of the series' initial class, assuming the reinvestment of distributions.

[CHART]

           1996         14.37%
           1997         21.30%
           1998         12.33%
           1999          3.08%
           2000         16.02%
           2001          0.25%

     During the period shown in the bar chart, the highest quarterly return was 9.86% (for the calendar quarter ended June 30, 1997) and the lowest quarterly return was (5.22)% (for the calendar quarter ended September 30, 2001).

   PERFORMANCE TABLE

   This table shows how the average annual total returns of the series' shares compares to broad measures of market performance and various other market indicators and assumes the reinvestment of distributions.

   AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001

                                                                                   1 YEAR        5 YEAR          LIFE*
   Total Return Series--Initial Class                                               0.25%        10.31%         13.20%
   Standard & Poor's 500 Composite Stock Index**+                                 (11.88)%       10.70%         15.91%
   Lehman Brothers Aggregate Bond Index**@                                          8.44%         7.43%          8.38%
   Lehman Brothers Government/Credit Bond Index**++                                 8.50%         7.37%          8.33%

   ----------

   * Series performance figures are for the period from the commencement of the series' investment operations, January 3, 1995, through December 31, 2001. Index returns are from January 1, 1995.

   ** Source: Standard & Poor's Micropal, Inc.
   + The Standard & Poor's 500 Composite Stock Index is a broad-based, unmanaged index of common stock total return performance. It is comprised of 500 widely held common stocks listed on the New York Stock Exchange
      (NYSE), American Stock Exchange (AMEX) and over-the-counter (OTC) market. ++ The Lehman Brothers Government/Corporate Bond Index is a broad-based, unmanaged, market-value-weighted index of all debt obligations of the U.S. Treasury and government-agency securities (excluding mortgage-backed securities) and of all publicly issued fixed-rate, nonconvertible, investment-grade domestic corporate debt.

   @ The Lehman Brothers Aggregate Bond Index is a broad-based, unmanaged index of all publicly issued obligations of the U.S. Treasury and government agencies, all corporate debt guaranteed by the U.S. government, all fixed-rate nonconvertible investment-grade domestic corporate debt, and all fixed-rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), the Federal Home Loan Mortgage Corporation (FHLMC), and the Federal National Mortgage Association (FNMA).

-  PORTFOLIO MANAGER

   The series is managed by a team of portfolio managers.

   5: UTILITIES SERIES

-  INVESTMENT OBJECTIVE

   The series' investment objective is to seek capital growth and current income (income above that available from a portfolio invested entirely in equity securities). This objective may be changed without shareholder approval.

-  PRINCIPAL INVESTMENT POLICIES

   The series invests, under normal market conditions, at least 80% of its net assets in equity and debt securities of domestic and foreign companies (including emerging markets) in the utilities industry. MFS considers a company to be in the utilities industry if, at the time of investment, MFS determines that a substantial portion of the company's assets or revenues are derived from one or more utilities. Securities in which the series invests are not selected based upon what sector of the utilities industry a company is in (i.e., electric, gas, telecommunications) or upon a company's geographic region. Companies in the utilities industry include:

   - companies engaged in the manufacture, production, generation, transmission, sale or distribution of electric, gas or other types of energy, water or other sanitary services; and

   - companies engaged in telecommunications, including telephone, cellular telephone, telegraph, satellite, microwave, cable television and other communications media (but not companies engaged in public broadcasting).

   The series is a non-diversified mutual fund. This means that the series may invest a relatively high percentage of its assets in one or a few issuers.

   The series has engaged and may engage in active and frequent trading to achieve its principal investment strategies.

   EQUITY INVESTMENTS. MFS uses a bottom-up, as opposed to a top-down, investment style in managing the equity-oriented funds (including the equity portion of the series) it advises. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the series' portfolio manager and MFS' large group of equity research analysts. In performing this analysis and selecting securities for the series, MFS places particular emphasis on each of the following factors:

   -  the current regulatory environment;

   -  the strength of the company's management team; and

   - the company's growth prospects and valuation relative to its long-term potential.

   Equity securities purchased by the series consist of common stocks, preferred stocks, convertible securities and depositary receipts. Equity securities may be listed on a securities exchange or traded in the over-the-counter markets.

   As noted above, the series' investments in equity securities include convertible securities. A convertible security is a security that may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. A convertible security generally provides:

   -  a fixed income stream, and

   - the opportunity, through its conversion feature, to participate in an increase in the market price of the underlying common stock.

   FIXED INCOME INVESTMENTS. The series invests in securities which pay a fixed interest rate. These securities include:

   - CORPORATE BONDS, which are bonds or other debt obligations issued by corporations or similar entities, including lower rated bonds, commonly known as junk bonds, which are bonds assigned low credit ratings by credit rating agencies or which are unrated and considered by MFS to be comparable in quality to lower rated bonds;

   - MORTGAGE-BACKED SECURITIES AND ASSET-BACKED SECURITIES, which are securities that represent interests in a pool of assets such as mortgage loans, car loan receivables, or credit card receivables. These investments entitle the series to a share of the principal and interest payments made on the underlying mortgage, car loan, or credit card. For example, if the series invested in a pool that included your mortgage loan, a share of the principal and interest payments on your mortgage would pass to the series;

   - U.S. GOVERNMENT SECURITIES, which are bonds or other debt obligations issued by, or whose principal and interest payments are guaranteed or supported by, the U.S. government or one of its agencies or instrumentalities; and

   - JUNK BONDS, which are bonds assigned low credit ratings by credit rating agencies or which are unrated and considered by MFS to be comparable to lower rated bonds.

   In selecting fixed income investments for the series, MFS considers the views of its large group of fixed income portfolio managers and research analysts. This group periodically assesses the three-month total return outlook for various segments of the fixed income markets. This three-month "horizon" outlook is used by the portfolio manager(s) of MFS' fixed-income oriented series (including the fixed-income portion of the series) as a tool in making or adjusting a series' asset allocations to various segments of the fixed income markets. In assessing the credit quality of fixed-income securities, MFS does not rely solely on the credit ratings assigned by credit rating agencies, but rather performs its own independent credit analysis.

   FOREIGN SECURITIES. The series invests in foreign securities (including emerging markets securities) such as:

   -  equity securities of foreign companies in the utilities industry,

   - fixed income securities of foreign companies in the utilities industry, and

   -  fixed income securities issued by foreign governments.

   These investments may expose the series to foreign currencies.

-  PRINCIPAL RISKS OF AN INVESTMENT

   The principal risks of investing in the series and the circumstances reasonably likely to cause the value of your investment in the series to decline are described below. The share price of the series generally changes daily based on market conditions and other factors. Please note that there are many circumstances which could cause the value of your investment in the series to decline, and which could prevent the series from achieving its objective, that are not described here.

   The principal risks of investing in the series are:

   - CONCENTRATION: The series' investment performance will be closely tied to the performance of utility companies. Many utility companies, especially electric and gas and other energy related utility companies, are subject to various uncertainties, including:

         -  risks of increases in fuel and other operating costs;

         - restrictions on operations and increased costs and delays as a result of environmental and nuclear safety regulations;

         -  coping with the general effects of energy conservation;

         - technological innovations which may render existing plants, equipment or products obsolete;

         -  the potential impact of natural or man-made disasters;

         - difficulty obtaining adequate returns on invested capital, even if frequent rate increases are approved by public service commissions;

         -  the high cost of obtaining financing during periods of inflation;

         - difficulties of the capital markets in absorbing utility debt and equity securities; and

         -  increased competition.

   For example, electric utilities in California have experienced financial difficulties recently related to changes in regulations and price volatility in the oil and natural gas markets. Similar difficulties could arise for other types of utilities or in other regions.

   Furthermore, there are uncertainties resulting from certain telecommunications companies' diversification into new domestic and international businesses as well as agreements by many such companies linking future rate increases to inflation or other factors not directly related to the active operating profits of the enterprise. Because utility companies are faced with the same obstacles, issues and regulatory burdens, their securities may react similarly and more in unison to these or other market conditions. These price movements may have a larger impact on the series than on a series with a more broadly diversified portfolio.

   - REGULATION AND DEREGULATION: The value of utility company securities may decline because governmental regulation controlling the utilities industry can change. This regulation may prevent or delay the utility company from passing along cost increases to its customers. Furthermore, regulatory authorities may not grant future rate increases. Any increases granted may not be adequate to permit the payment of dividends on common stocks. Deregulation in some markets has resulted in increased costs and competition for utilities companies and great volatility in those companies' securities prices.

   - MARKET RISK: This is the risk that the price of a security held by the series will fall due to changing economic, political or market conditions or disappointing earnings results.

   - COMPANY RISK: Prices of securities react to the economic condition of the company that issued the security. The series' investments in an issuer may rise and fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions.

   - INTEREST RATE RISK: When interest rates rise, the prices of fixed income securities in the series' portfolio will generally fall. Conversely, when interest rates fall, the prices of fixed income securities in the series' portfolio will generally rise.

   - CONVERTIBLE SECURITIES RISK: Convertible securities, like fixed income securities, tend to increase in value when interest rates decline and decrease in value when interest rates rise. The market value of a convertible security also tends to increase as the market value of the underlying stock rises and decrease as the market value of the underlying stock declines.

   - MATURITY RISK: Interest rate risk will affect the price of a fixed income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities. The average maturity of the series' fixed income investments will affect the volatility of the series' share price.

   - CREDIT RISK: Credit risk is the risk that the issuer of a fixed income security will not be able to pay principal and interest when due. Rating agencies assign credit ratings to certain fixed income securities to indicate their credit risk. The price of a fixed income security will generally fall if the issuer defaults on its obligation to pay principal or interest, the rating agencies downgrade the issuer's credit rating or other news affects the market's perception of the issuer's credit risk.

   -  JUNK BOND RISK

         - HIGHER CREDIT RISK: Junk bonds are subject to a substantially higher degree of credit risk than higher rated bonds. During recessions, a high percentage of issuers of junk bonds may default on payments of principal and interest. The price of a junk bond may therefore fluctuate drastically due to bad news about the issuer or the economy in general.

         - HIGHER LIQUIDITY RISK: During recessions and periods of broad market declines, junk bonds could become less liquid, meaning that they will be harder to value or sell at a fair price.

   -  MORTGAGE-BACKED AND ASSET-BACKED SECURITIES RISK

         -  MATURITY RISK:

            + MORTGAGE-BACKED SECURITIES: A mortgage-backed security will mature when all the mortgages in the pool mature or are prepaid. Therefore, mortgage-backed securities do not have a fixed maturity, and their expected maturities may vary when interest rates rise or fall.

              /+/When interest rates fall, homeowners are more likely to prepay their mortgage loans. An increased rate of prepayments on the series' mortgage-backed securities will result in an unforeseen loss of interest income to the series as the series may be required to reinvest assets at a lower interest rate. Because prepayments increase when interest rates fall, the prices of mortgage-backed securities do not increase as much as other fixed income securities when interest rates fall.

              /+/When interest rates rise, homeowners are less likely to prepay their mortgage loans. A decreased rate of prepayments lengthens the expected maturity of a mortgage-backed security. Therefore, the prices of mortgage-backed securities may decrease more than prices of other fixed income securities when interest rates rise.

            + COLLATERALIZED MORTGAGE OBLIGATIONS: The series may invest in mortgage-backed securities called collateralized mortgage obligations (CMOs). CMOs are issued in separate classes with different stated maturities. As the mortgage pool experiences prepayments, the pool pays off investors in classes with shorter maturities first. By investing in CMOs, the series may manage the prepayment risk of mortgage-backed securities. However, prepayments may cause the actual maturity of a CMO to be substantially shorter than its stated maturity.

            + ASSET-BACKED SECURITIES: Asset-backed securities have prepayment risks similar to mortgage-backed securities.

         - CREDIT RISK: As with any fixed income security, mortgage-backed and asset-backed securities are subject to the risk that the issuer will default on principal and interest payments. It may be difficult to enforce rights against the assets underlying mortgage-backed and asset-backed securities in the case of default. The U.S. government or its agencies may guarantee the payment of principal and interest on some mortgage-backed securities. Mortgage-backed securities and asset-backed securities issued by private lending institutions or other financial intermediaries may be supported by insurance or other forms of guarantees.

   - FOREIGN SECURITIES RISK: Investing in foreign securities involves risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

         - These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

         - Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

         - Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

         -  Foreign markets may be less liquid and more volatile than U.S.
            markets.

         - Foreign securities often trade in currencies other than the U.S. dollar, and the series may directly hold foreign currencies and purchase and sell foreign currencies through forward exchange contracts. Changes in currency exchange rates will affect the series' net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the series to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in the series' foreign currency holdings. By entering into forward foreign currency exchange contracts, the series may be required to forego the benefits of advantageous changes in exchange rates and, in the case of forward contracts entered into for the purpose of increasing return, the series may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts involve the risk that the party with which the series enters into the contract may fail to perform its obligations to the series.

   - EMERGING MARKETS RISK: Emerging markets are generally defined as countries in the initial stages of their industrialization cycles with low per capita income. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities described above are heightened by investing in emerging markets countries.

   - NON-DIVERSIFIED STATUS RISK: Because the series may invest a higher percentage of its assets in a small number of issuers, the series is more susceptible to any single economic, political or regulatory event affecting those issuers than is a diversified fund.

   - ACTIVE OR FREQUENT TRADING RISK: The series has engaged and may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which could detract from the series' performance.

   - As with any mutual fund, you could lose money on your investment in the series.

   AN INVESTMENT IN THE SERIES IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

-  BAR CHART AND PERFORMANCE TABLE

   The bar chart and performance table below are intended to indicate some of the risks of investing in the series by showing changes in the series' performance over time. The performance table also shows how the series performance over time compares with that of a broad measure of market performance. The chart and table provide past performance information based on calendar year periods. The series' past performance does not necessarily indicate how the series will perform in the future. The returns shown do not reflect fees and charges imposed under the variable annuity and life insurance contracts through which an investment may be made. If these fees and charges were included, they would reduce these returns.

   BAR CHART

   The bar chart shows changes in the annual total returns of the series' initial class, assuming the reinvestment of distributions.

[CHART]

           1996         18.51%
           1997         31.70%
           1998         18.06%
           1999         30.81%
           2000          7.07%
           2001        (24.20)%

     During the period shown in the bar chart, the highest quarterly return was 21.53% (for the calendar quarter ended December 31, 1999) and the lowest quarterly return was (16.33)% (for the calendar quarter ended September 30, 2001).

   PERFORMANCE TABLE

   This table shows how the average annual total returns of the series' shares compares to a broad measure of market performance and assumes the reinvestment of distributions.

   AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001

                                                                                  1 YEAR          5 YEAR         LIFE*
   Utilities Series--Initial Class                                                (24.20)%        10.54%         14.77%
   Standard & Poor's Utilities Index**+                                           (30.43)%         7.63%         11.30%

   ----------

   * Series performance figures are for the period from the commencement of the series' investment operations on January 3, 1995, through December 31, 2001. Index returns are from January 1, 1995.

   ** The Standard & Poor's Utilities Index is a broad-based, unmanaged index representing the market-capitalization-weighted performance of approximately 43 of the largest utility companies listed on the NYSE.
   +  Source: Standard & Poor's Micropal, Inc.

-  PORTFOLIO MANAGER

   Maura A. Shaughnessy, a Senior Vice President of the adviser, has been employed in the investment management area of the adviser since 1991. Ms. Shaughnessy has been the series' portfolio manager since its inception.

   6: MONEY MARKET SERIES

-  INVESTMENT OBJECTIVE

   The series' investment objective is to seek as high a level of current income as is considered consistent with the preservation of capital and liquidity. This objective may be changed without shareholder approval.

-  PRINCIPAL INVESTMENT POLICIES

   The series is a money market fund, meaning it tries to maintain a share price of $1.00 while paying income to its shareholders. The series invests in money market instruments, which are short-term notes or other debt securities issued by banks or other corporations, or the U.S. government or other governmental entities. Under normal market conditions, the series invests at least 80% of its net assets in the following money market investments:

   - U.S. GOVERNMENT SECURITIES, which are bonds or other debt obligations issued by, or whose principal and interest payments are guaranteed by, the U.S. government or one of its agencies or instrumentalities

   -  REPURCHASE AGREEMENTS collateralized by U.S. government securities

   - CERTIFICATES OF DEPOSIT, BANKERS' ACCEPTANCES AND OTHER BANK OBLIGATIONS, provided that the bank obligations are insured by the Federal Deposit Insurance Corporation or the issuing bank has capital, surplus, and undivided profits in excess of $100 million

   - COMMERCIAL PAPER which is rated within the highest credit rating by one or more rating agencies or which is unrated and considered by MFS to be of comparable quality

   - MUNICIPAL SECURITIES AND PARTICIPATION INTERESTS IN MUNICIPAL SECURITIES which are bonds or other debt obligations of a U.S. state or political subdivision, such as a country, city, town, village, or authority and are interests in holdings of municipal obligations backed by a letter of credit or guarantee from the issuing bank.

   - SHORT-TERM CORPORATE OBLIGATIONS which are rated within the two highest credit ratings by one or more rating agencies

   The series may invest up to 35% of its total assets in short-term notes or other debt securities not specifically described in the list above that are of comparable high quality and liquidity. These securities may include U.S. dollar-denominated securities of foreign issuers, including foreign companies, foreign governments and sovereign entities (such as government agencies), foreign banks and U.S. branches of foreign banks. These securities will be rated in the two highest credit ratings by rating agencies or unrated and considered by MFS to be of comparable quality.

   A money market fund must follow strict rules as to the investment quality, maturity, diversification and other features of the securities it purchases. Money market instruments purchased by the series have maturities of 13 months or less, and the average remaining maturity of the securities cannot be greater than 90 days.

-  PRINCIPAL RISKS OF AN INVESTMENT

   The principal risks of investing in the series and the circumstances reasonably likely to cause the value of your investment in the series to decline are described below. Please note that there are many circumstances which could prevent the series from achieving its objective, that are not described here.

   - MONEY MARKET INSTRUMENTS RISK: Money market instruments provide opportunities for income with low credit risk, but may result in a lower yield than would be available from debt obligations of a lower quality or longer term. Although the series seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the series.

   - FOREIGN SECURITIES RISK: An investment in the series may involve a greater degree of risk than an investment in a series that invests only in debt obligations of U.S. domestic issuers. Investing in foreign securities involves risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

         - These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

         - Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

         - Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

         -  Foreign markets may be less liquid and more volatile than U.S.
            markets.

   AN INVESTMENT IN THE SERIES IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE SERIES SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE SERIES.

-  BAR CHART AND PERFORMANCE TABLE

   The bar chart and performance table below are intended to indicate some of the risks of investing in the series by showing changes in the series' performance over time. The chart and table provide past performance information based on calendar year periods. The series' past performance does not necessarily indicate how the series will perform in the future. The returns shown do not reflect fees and charges imposed under the variable annuity and life insurance contracts through which an investment may be made. If these fees and charges were included, they would reduce these returns.

   BAR CHART

   The bar chart shows changes in the annual total returns of the series' initial class for each calendar year since they were first offered, assuming the reinvestment of distributions.

   [CHART]

           1996          4.55%
           1997          4.91%
           1998          4.91%
           1999          4.62%
           2000          5.93%
           2001          3.72%

     During the period shown in the bar chart, the highest quarterly return was 1.53% (for the calendar quarter ended September 30, 2000) and the lowest quarterly return was 0.54% (for the calendar quarter ended December 31, 2001).

   PERFORMANCE TABLE

   This table shows the average annual total returns of the series' initial class shares for certain periods and assumes the reinvestment of distributions.

   AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001

                                                  1 YEAR        5 YEAR     LIFE*
   Money Market Series--Initial Class              3.72%         4.81%     4.72%

   ----------

   * For the period from the commencement of the series' investment operations, January 3, 1995, through December 31, 2001.

  III CERTAIN INVESTMENT STRATEGIES AND RISKS

-  FURTHER INFORMATION ON INVESTMENT STRATEGIES AND RISKS

   Each series may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the series and therefore are not described in this prospectus. The types of securities and investment techniques and practices in which a series may engage, including the principal investment techniques and practices described above, are identified in Appendix A to this Prospectus, and are discussed, together with their risks, in the trust's Statement of Additional Information (referred to as the SAI), which you may obtain by contacting MFS Service Center, Inc. (see back cover for address and phone number).

-  TEMPORARY DEFENSIVE POLICIES

   Each series may depart from its principal investment strategies by temporarily investing for defensive purposes when adverse market, economic or political conditions exist. While a series invests defensively, it may not be able to pursue its investment objective. A series defensive investment position may not be effective in protecting its value.

-  ACTIVE OR FREQUENT TRADING

   Each series, except for the Money Market Series, may engage in active and frequent trading to achieve its principal investment strategies. This may result in the realization and distribution to shareholders of higher capital gains as compared to a series with less active trading policies. Frequent trading also increases transaction costs, which could detract from the series' performance.

  IV MANAGEMENT OF THE SERIES

-  INVESTMENT ADVISER

   Massachusetts Financial Services Company (referred to as MFS or the adviser) is the investment adviser to each series. MFS is America's oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $137 billion as of December 31, 2001. MFS is located at 500 Boylston Street, Boston, Massachusetts 02116.

   MFS provides investment management and related administrative services and facilities to each series, including portfolio management and trade execution. For these services, each series pays MFS an annual management fee as set forth in the Expense Summary.

   MFS or its affiliates generally pay an administrative service fee to insurance companies which use the series as underlying investment vehicles for their variable annuity and variable life insurance contracts based upon the aggregate net assets of the series attributable to these contracts. These fees are not paid by the series, their shareholders, or by the contract holders.

-  ADMINISTRATOR

   MFS provides each series with certain financial, legal, compliance, shareholder communications and other administrative services. MFS is reimbursed by each series for a portion of the costs it incurs in providing these services.

-  DISTRIBUTOR

   MFS Fund Distributors, Inc. (referred to as MFD), a wholly owned subsidiary of MFS, is the distributor of shares of the series.

-  SHAREHOLDER SERVICING AGENT

   MFS Service Center, Inc. (referred to as MFSC), a wholly owned subsidiary of MFS, performs transfer agency and certain other services for each series, for which it receives compensation from each series.

  V DESCRIPTION OF SHARES

   The trust offers two classes of shares--initial class shares and service class shares (except Money Market Series only offers initial class shares). Initial class shares are offered through this prospectus. Service class shares, which bear a Rule 12b-1 distribution fee, are available through a separate prospectus supplement. These shares are offered to separate accounts established by insurance companies in order to serve as investment vehicles for variable annuity and variable life insurance contracts. The trust also offers shares of each of its series to qualified pension and retirement plans. All purchases, redemptions and exchanges of shares are made through these insurance company separate accounts and plans, which are the record owner of the shares. Contract holders and plan beneficiaries seeking to purchase, redeem or exchange interests in the trust's shares should consult with the insurance company which issued their contracts or their plan sponsor.

  VI OTHER INFORMATION

-  PRICING OF SERIES' SHARES

   The price of each series' shares is based on its net asset value. The net asset value of each series' shares is determined once each day during which the New York Stock Exchange is open for trading as of the close of regular trading on the New York Stock Exchange (generally, 4:00 p.m., Eastern time) (referred to as the valuation time). The New York Stock Exchange is closed on most national holidays and Good Friday. To determine net asset value, each series, except for the Money Market Series, values its assets at current market values, or at fair value as determined by the adviser under the direction of the Board of Trustees that oversees the series if current market values are unavailable. The Money Market Series values its assets using the amortized cost method.

   The securities held by each series that trade in foreign markets are usually valued on the basis of the most recent closing market prices in those markets. Most foreign markets close before the series' valuation time, generally at 4:00 p.m., Eastern time. For example, for securities primarily traded in the Far East, the most recent closing prices may be as much as 15 hours old at 4:00 p.m., Eastern time. Normally, developments that could affect the values of portfolio securities that occur between the close of the foreign market and the series' valuation time will not be reflected in the series' net asset value. However, if a determination is made that such developments are so significant that they will clearly and materially affect the value of the series' securities, the series may adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the series' valuation time. The series may fair value securities in other situations, for example, when a particular foreign market is closed but the series is open.

   Insurance companies and plan sponsors are the designees of the trust for receipt of purchase, exchange and redemption orders from contractholders and plan beneficiaries. An order submitted to the trust's designee by the valuation time will receive the net asset value next calculated; provided that the trust receives notice of the order generally by 9:30 a.m. eastern time on the next day on which the New York Stock Exchange is open for trading.

   Certain series invest in securities which are primarily listed on foreign exchanges that trade on weekends and other days when the series does not price its shares. Therefore, the value of these series' shares may change on days when you will not be able to purchase or redeem their shares.

-  DISTRIBUTIONS

   Each series (except the Money Market Series) intends to pay substantially all of its net income (including any realized net capital and net foreign currency gains) to shareholders as dividends at least annually.

   The Money Market Series intends to declare daily as dividends substantially all of its net income (excluding any realized net capital gains) and to pay these dividends to shareholders at least monthly. The series intends to distribute any realized net capital gains at least annually.

-  TAX CONSIDERATIONS

   The following discussion is very general. You are urged to consult your tax adviser regarding the effect that an investment in a series may have on your tax situation. Each series of the trust is treated as a separate corporation for federal tax purposes. As long as a series qualifies for treatment as a regulated investment company (which each series has done in the past and intends to do in the future), it pays no federal income tax on the net earnings and net realized gains it distributes to shareholders. In addition, each series also intends to continue to diversify its assets to satisfy the federal diversification tax rules applicable to separate accounts that fund variable insurance and annuity contracts.

   Shares of the series are offered to insurance company separate accounts and to qualified retirement and pension plans. You should consult with the insurance company that issued your contract or your plan sponsor to understand the federal tax treatment of your investment.

-  RIGHT TO REJECT OR RESTRICT PURCHASE AND EXCHANGE ORDERS

   Purchases and exchanges should be made for investment purposes only. Each series reserves the right to reject or restrict any specific purchase or exchange request. Because an exchange request involves both a request to redeem shares of one series and to purchase shares of another series, the series consider the underlying redemption and purchase requests conditioned upon the acceptance of each of these underlying requests. Therefore, in the event that the series reject an exchange request, neither the redemption nor the purchase side of the exchange will be processed. When a series determines that the level of exchanges on any day may be harmful to its remaining shareholders, the series may delay the payment of exchange proceeds for up to seven days to permit cash to be raised through the orderly liquidation of its portfolio securities to pay the redemption proceeds. In this case, the purchase side of the exchange will be delayed until the exchange proceeds are paid by the redeeming series.

-  EXCESSIVE TRADING PRACTICES

   The series do not permit market-timing or other excessive trading practices. Excessive, short-term (market-timing) trading practices may disrupt portfolio management strategies and harm series' performance. As noted above, each series reserves the right to reject or restrict any purchase order (including exchanges) from any investor. To minimize harm to the series and their shareholders, the series will exercise these rights if an investor has a history of excessive trading or if an investor's trading, in the judgment of the series, has been or may be disruptive to a series. In making this judgment, the series may consider trading done in multiple accounts under common ownership or control.

-  IN-KIND DISTRIBUTIONS

   The series have reserved the right to pay redemption proceeds by a distribution in-kind of portfolio securities (rather than cash). In the event that the series makes an in-kind distribution, you could incur the brokerage and transaction charges when converting the securities to cash, and the securities may increase or decrease in value until you sell them. The series do not expect to make in-kind distributions.

-  UNIQUE NATURE OF SERIES

   MFS may serve as the investment adviser to other funds which have investment goals and principal investment policies and risks similar to those of the series, and which may be managed by the series' portfolio manager(s). While a series may have many similarities to these other funds, its investment performance will differ from their investment performance. This is due to a number of differences between a series and these similar products, including differences in sales charges, expense ratios and cash flows.

-  POTENTIAL CONFLICTS

   Shares of the series are offered to the separate accounts of insurance companies that may be affiliated or unaffiliated with MFS and each other ("shared funding") and may serve as the underlying investments for both variable annuity and variable life insurance contracts ("mixed funding"). Due to differences in tax treatment or other considerations, the interests of various contract owners might at some time be in conflict. The trust currently does not foresee any such conflict. Nevertheless, the board of trustees which oversees the series intends to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response. If such a conflict were to occur, one or more separate accounts of the insurance companies might be required to withdraw its investments in one or more series. This might force a series to sell securities at disadvantageous prices.

  VII FINANCIAL HIGHLIGHTS

   The financial highlights table is intended to help you understand the series' financial performance for the past five years, or, if a series has not been in operation that long, since the time it commenced investment operations. Certain information reflects financial results for a single series' share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in a series (assuming reinvestment of all distributions). This information has been audited by the trust's independent auditors, whose report, together with the trust's financial statements, are included in the trust's Annual Report to shareholders. The series' Annual Report is available upon request by contacting MFSC (see back cover for address and telephone number). These financial statements are incorporated by reference into the SAI. The trust's independent auditors are Deloitte & Touche LLP.

1. EMERGING GROWTH SERIES--INITIAL CLASS

                                                                     YEAR ENDED DECEMBER 31,
                                                ---------------------------------------------------------------
                                                   2001         2000        1999        1998         1997
---------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding
   throughout each period):
Net asset value -- beginning of period          $     28.85  $     37.94  $     21.47  $   16.13   $    13.24
                                                -----------  -----------  -----------  ---------   ----------
Income from investment operations#--
  Net investment income (loss)@                 $     (0.03) $     (0.01) $     (0.06) $   (0.05)  $    (0.06)
  Net realized and unrealized gain on
    investments and foreign currency
     transactions                                     (9.44)       (7.07)       16.53       5.55         2.95
                                                -----------  -----------  -----------  ---------   ----------
        Total from investment operations        $     (9.47) $     (7.08) $     16.47  $    5.50   $     2.89
                                                -----------  -----------  -----------  ---------   ----------
Less distributions declared to shareholders --
  From net realized gain on investments and
     foreign currency transactions                    (1.04) $     (2.01) $        --  $   (0.05)  $       --
  In excess of net realized gain on
     investments and foreign currency
     transactions                                     (0.36)          --           --      (0.11)          --
                                                -----------  -----------  -----------  ---------   ----------
        Total distributions declared to
           shareholders                         $     (1.40) $     (2.01) $        --  $   (0.16)  $       --
                                                -----------  -----------  -----------  ---------   ----------
Net asset value -- end of period                $     17.98  $     28.85  $     37.94  $   21.47   $    16.13
                                                -----------  -----------  -----------  ---------   ----------
Total return                                         (33.49)%     (19.61)%      76.71%     34.16%       21.90%
Ratios (to average net assets)/Supplemental
  data@:
  Expenses##                                           0.87%        0.85%        0.84%      0.85%        0.90%
  Net investment income (loss)                        (0.14)%      (0.04)%      (0.23)%    (0.29)%      (0.38)%
Portfolio turnover                                      231%         200%         176%        71%         112%
Net assets at end of period (000 Omitted)       $ 1,462,469  $ 2,312,406  $ 2,132,528  $ 908,987   $  384,480

@ Prior to January 1, 1998, the investment adviser voluntarily agreed to maintain, subject to reimbursement by the series, the expenses of the series at not more than 1.00% of average daily net assets. To the extent actual expenses were over or under this limitation, the net investment loss per share and the ratios would have been:


        Net investment loss                              --           --           --         --   $    (0.05)
        Ratios (to average net assets):
           Expenses##                                    --           --           --         --         0.87%
           Net investment loss                           --           --           --         --        (0.35)%

----------
#  Per share data are based on average shares outstanding.
## Ratios do not reflect reductions from certain offset arrangements.

2. INVESTORS TRUST SERIES--INITIAL CLASS


                                                                  YEAR ENDED DECEMBER 31,
                                              ---------------------------------------------------------------
                                                  2001         2000        1999        1998         1997
-------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding
   throughout each period):
Net asset value -- beginning of period        $    21.00   $    21.31   $    20.11   $    16.44   $   12.98
                                              ----------   ----------   ----------   ----------   ---------
Income from investment operations# --
   Net investment income@                     $     0.10   $     0.12   $     0.12   $     0.13   $    0.16
   Net realized and unrealized gain on
      investments and foreign currency             (3.40)       (0.16)        1.22         3.54        3.70
                                              ----------   ----------   ----------   ----------   ---------
         Total from investment operations     $    (3.30)  $    (0.04)  $     1.34   $     3.67   $    3.86
                                              ----------   ----------   ----------   ----------   ---------
Less distributions declared to shareholders--
   From net investment income                 $    (0.09)  $    (0.10)  $    (0.06)  $       --   $   (0.07)
   From net realized gain on investments
      and foreign currency transactions            (0.35)       (0.17)       (0.08)          --       (0.29)
   In excess of net realized gain on
     investments and foreign currency
        transactions                               (0.14)          --           --           --       (0.04)
                                              ----------   ----------   ----------   ----------   ---------
         Total distributions declared to
            shareholders                      $    (0.58)  $    (0.27)  $    (0.14)  $       --   $   (0.40)
                                              ----------   ----------   ----------   ----------   ---------
Net asset value -- end of period              $    17.12   $    21.00   $    21.31   $    20.11   $   16.44
                                              ----------   ----------   ----------   ----------   ---------
Total return                                      (15.95)%      (0.15)%       6.69%       22.32%      29.78%
Ratios (to average net assets)/Supplemental
   data@:
   Expenses##                                       0.90%        0.87%        0.88%        0.95%       1.00%
   Net investment income                            0.54%        0.58%        0.56%        0.73%       0.93%
Portfolio turnover                                    84%          71%          72%          57%         42%
Net assets at end of period (000 Omitted)     $  502,723   $  492,481   $  390,762   $  244,310   $  58,045

@ Prior to October 2, 1998, subject to reimbursement by the series, the investment adviser voluntarily agreed under a temporary expense reimbursement agreement to pay all the series' operating expenses, exclusive of management fee. In consideration, the series paid the investment adviser a reimbursement fee not greater than 0.25% of average daily net assets. To the extent actual expenses were overunder this limitation, the net investment income (loss) per share and the ratios would have been:

        Net investment income (loss)                  --           --           --   $     0.14   $    0.13
        Ratios (to average net assets):
            Expenses##                                --           --           --         0.88%       1.10%
            Net investment income (loss)              --           --           --         0.80%       0.82%

----------
+   Annualized.
++  Not annualized.
#   Per share data are based on average shares outstanding.
## Ratios do not reflect reductions from certain expense offset arrangements.

3. INVESTORS GROWTH STOCK SERIES--INITIAL CLASS

                                                                  YEAR ENDED             YEAR ENDED         PERIOD ENDED
                                                               DECEMBER 31, 2001     DECEMBER 31, 2000    DECEMBER 31, 1999*
----------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout
   the period):
Net asset value-- beginning of period                               $   13.00            $   13.95             $   10.00
                                                                    ---------            ---------             ---------
Income from investment operations#--
  Net investment income@                                            $    0.01            $    0.04             $    0.06
  Net realized and unrealized gain on investments and
    foreign currency                                                    (3.14)**             (0.89)                 3.94
                                                                    ---------            ---------             ---------
        Total from investment operations                            $   (3.13)           $   (0.85)            $    4.00
                                                                    ---------            ---------             ---------
Less distributions declared to shareholders
  From net investment income                                        $   (0.01)           $      --             $   (0.02)
  From net realized gain on investments and foreign
    currency transactions                                                  --                (0.06)                (0.03)

  In excess of investment income                                           --                   --                 (0.00)+++
  In excess of net realized gain on investments and foreign
     currency transactions                                              (0.09)               (0.04)                   --
                                                                    ---------            ---------             ---------
        Total distributions declared to shareholders                $   (0.10)           $   (0.10)            $   (0.05)
                                                                    ---------            ---------             ---------
Net asset value-- end of period                                     $    9.77            $   13.00             $   13.95
                                                                    ---------            ---------             ---------
Total return                                                           (24.14)%              (6.17)%               40.01%++
Ratios (to average net assets)/Supplemental data@:
  Expenses##                                                             0.92%                0.93%                 1.01%+
  Net investment income                                                  0.07%                0.28%                 0.71%+
Portfolio turnover                                                        265%                 248%                   73%
Net assets at end of period (000 Omitted)                           $ 147,280            $  97,766             $  18,889


@ Subject to reimbursement by the series, the investment adviser has voluntarily agreed under a temporary expense reimbursement agreement to pay all of the series' operating expenses, exclusive of management fee. In consideration, the series pays the investment adviser a reimbursement fee not greater than 0.15% of average daily net assets. Prior to May 1, 2000, this fee was not greater than 0.25% of the average net assets. To the extent actual expenses were over this limitation, the net investment income per share and ratios would have been:

        Net investment income                                       $    0.01            $    0.04             $    0.02
        Ratios (to average net assets):
           Expenses##                                                    0.91%                0.94%                 1.47%+
           Net investment income                                         0.08%                0.27%                 0.25%+

----------
* For the period from the commencement of the Series' investment operations, May 3, 1999, through December 31, 1999.

** The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amounts of per share realized and unrealized gains and losses at such time.

+  Annualized.
++ Not annualized.
+++Per share amount was les than $0.01.
#  Per share data are based on average shares outstanding.
## Ratios do not reflect reductions from certain expense offset arrangements.

4. TOTAL RETURN SERIES--INITIAL CLASS


                                                                    YEAR ENDED DECEMBER 31,
                                                 -----------------------------------------------------------
                                                    2001        2000        1999        1998        1997
------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding
  throughout each period):
Net asset value-- beginning of period            $    19.59  $    17.75  $    18.12  $    16.63  $    13.71
                                                 ----------  ----------  ----------  ----------  ----------
Income from investment operations#--
  Net investment income@                         $     0.51  $     0.61  $     0.53  $     0.53  $     0.52
  Net realized and unrealized gain on
     investments and foreign currency                 (0.46)       2.10        0.05        1.49        2.40
                                                 ----------  ----------  ----------  ----------  ----------
        Total from investment operations         $     0.05  $     2.71  $     0.58  $     2.02  $     2.92
                                                 ----------  ----------  ----------  ----------  ----------
Less distributions declared to
  shareholders--
  From net investment income                     $    (0.42) $    (0.44) $    (0.33) $    (0.24) $       --
  From net realized gain on investments
   and foreign currency transactions                  (0.62)      (0.43)      (0.62)      (0.29)         --
                                                 ----------  ----------  ----------  ----------  ----------
        Total distributions declared to
          shareholders                           $    (1.04) $    (0.87) $    (0.95) $    (0.53) $       --
                                                 ----------  ----------  ----------  ----------  ----------
Net asset value-- end of period                  $    18.60  $    19.59  $    17.75  $    18.12  $    16.63
                                                 ----------  ----------  ----------  ----------  ----------
Total return                                           0.25%      16.02%       3.08%      12.33%      21.30%
Ratios (to average net assets)/Supplemental
  data@:
  Expenses##                                           0.89%       0.90%       0.90%       1.00%       1.00%
  Net investment income                                2.75%       3.40%       2.97%       3.05%       3.25%
Portfolio turnover                                       98%         76%        112%        100%         93%
Net assets at end of period (000 Omitted)        $  684,964  $  351,870  $  256,128  $  171,182  $   75,612

@ Subject to reimbursement by the series, the investment adviser voluntarily agreed under a temporary expense reimbursement agreement to maintain the expenses of the series, exclusive of management fees, at not more than 0.25% of average daily net assets for certain of the periods indicated. To the extent actual expenses were overunder this limitation, the net investment income per share and the ratios would have been:

        Net investment income                            --          --          --  $     0.54  $     0.52
        Ratios (to average net assets):
           Expenses##                                    --          --          --        0.91%       1.02%
           Net investment income                         --          --          --        3.14%       3.23%

----------
+  Annualized.
++ Not annualized.
#  Per share data are based on average shares outstanding.
## Ratios do not reflect reductions from certain expense offset arrangements.

5. UTILITIES SERIES--INITIAL CLASS

                                                                    YEAR ENDED DECEMBER 31,
                                                 -----------------------------------------------------------
                                                    2001        2000        1999        1998        1997
------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding
  throughout each period):
Net asset value-- beginning of period            $    23.57  $    24.16  $    19.82  $    17.99  $    13.66
                                                 ----------  ----------  ----------  ----------  ----------
Income from investment operations#--
  Net investment income@                         $     0.39  $     0.94  $     0.38  $     0.46  $     0.44
  Net realized and unrealized gain on
    investments and foreign currency                  (5.53)       0.66        5.40        2.68        3.89
                                                 ----------  ----------  ----------  ----------  ----------
        Total from investment operations         $    (5.14) $     1.60  $     5.78  $     3.14  $     4.33
                                                 ----------  ----------  ----------  ----------  ----------
Less distributions declared to shareholders--
  From net investment income                     $    (0.69) $    (0.26) $    (0.24) $    (0.24) $       --
  From net realized gain on investments
    and foreign currency transactions                 (1.76)      (1.93)      (1.20)      (1.07)         --
  In excess of net realized gain on
    investments and foreign currency
       transactions                                   (0.04)         --          --          --          --
                                                 ----------  ----------  ----------  ----------  ----------
        Total distributions declared to
           shareholders                          $    (2.49) $    (2.19) $    (1.44) $    (1.31) $       --
                                                 ----------  ----------  ----------  ----------  ----------
Net asset value-- end of period                  $    15.94  $    23.57  $    24.16  $    19.82  $    17.99
                                                 ----------  ----------  ----------  ----------  ----------
Total return                                         (24.20)%      7.07%      30.81%      18.06%      31.70%
Ratios (to average net assets)/Supplemental
  data@:
  Expenses##                                           0.93%       0.90%       1.01%       1.01%       1.00%
  Net investment income                                2.03%       3.95%       1.88%       2.48%       2.92%
Portfolio turnover                                      102%        111%        134%        133%         69%
Net assets at end of period (000 Omitted)        $  260,749  $  308,386  $  182,969  $   81,726  $   30,147

@ Subject to reimbursement by the series, the investment adviser has voluntarily agreed under a temporary expense reimbursement agreement to pay all of the series' operating expenses, exclusive of management fees. In consideration, the series pays the investment adviser a reimbursement fee not greater than 0.25% of average daily net assets. To the extent actual expenses were overunder this limitation, the net investment income per share and ratios would have been:

        Net investment income                            --          --  $     0.40  $     0.47  $     0.41
        Ratios (to average net assets):
           Expenses##                                    --          --        0.94%       0.98%       1.20%
           Net investment income                         --          --        1.95%       2.51%       2.71%

----------
#  Per share data are based on average shares outstanding.
## Ratios do not reflect reductions from certain expense offset arrangements.

6. MONEY MARKET SERIES--INITIAL CLASS

                                                                         YEAR ENDED DECEMBER 31,
                                                   ----------------------------------------------------------
                                                      2001        2000         1999       1998       1997
-------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding
  throughout each period):

Net asset value-- beginning of period              $   1.00    $    1.00   $    1.00  $    1.00    $  1.00
                                                   --------    ---------   ---------  ---------    -------
Income from investment operations#--
  Net investment income@                           $   0.04    $    0.06   $    0.05  $    0.05    $  0.05
                                                   --------    ---------   ---------  ---------    -------
Less distributions declared to shareholders
  from net investment income                       $  (0.04)   $   (0.06)  $   (0.05) $   (0.05)   $ (0.05)
                                                   --------    ---------   ---------  ---------    -------
Net asset value-- end of period                    $   1.00    $    1.00   $    1.00  $    1.00    $  1.00
                                                   --------    ---------   ---------  ---------    -------
Total return                                           3.72%        5.93%       4.59%      4.91%      4.91%
Ratios (to average net assets)
   /Supplemental data@:
  Expenses##                                           0.61%        0.62%       0.61%      0.62%      0.61%
  Net investment income                                3.50%        5.76%       4.52%      4.76%      4.91%
Net assets at end of period (000 Omitted)          $ 20,706    $  11,214   $  11,426  $  11,569    $ 8,755

@ Subject to reimbursement by the series, the investment advisor voluntarily agreed under a temporary expense reimbursement agreement to pay all of the series' operating expenses, exclusive of management fees. In consideration, the series pays the investment adviser a reimbursement fee not greater than 0.10% of average daily net assets. To the extent actual expenses were overunder this limitation, the net investment income (loss) per share and the ratios would have been:

  Net investment income (loss)                     $   0.03    $    0.05   $    0.04  $    0.05    $  0.04
  Ratios (to average net assets):
     Expenses##                                        0.85%        0.99%       0.88%      0.96%      1.36%
     Net investment income (loss)                      3.26%        5.39%       4.25%      4.42%      4.16%

----------
#  Per share data are based on average shares outstanding.
## Ratios do not reflect reductions from certain expense offset arrangements.

APPENDIX A                                                EMERGING GROWTH SERIES

-     INVESTMENT TECHNIQUES AND PRACTICES

      In pursuing its investment objective and investment policies, the Emerging Growth Series may engage in the following principal and non-principal investment techniques and practices to the extent to which these techniques and practices are consistent with the series' investment objective. Investment techniques and practices which the series will use or currently anticipates using are denoted by a check (X) mark. However, the series may not use all of these techniques and practices. Investment techniques and practices which the series does not currently anticipate using but which the series reserves the freedom to use are denoted by a dash (--) mark. Investment techniques and practices which are the principal focus of the series are also described, together with their risks, in the Risk Return Summary of the Prospectus. Both principal and non-principal investment techniques and practices are described, together with their risks, in the SAI.

      INVESTMENT TECHNIQUES/PRACTICES


      SYMBOLS                               X SERIES USES, OR CURRENTLY           -- PERMITTED, BUT SERIES DOES NOT
                                              ANTICIPATES USING                      CURRENTLY ANTICIPATE USING
      -------------------------------------------------------------------------------------------------------------
      DEBT SECURITIES

       ASSET-BACKED SECURITIES

        Collateralized Mortgage Obligations and Multiclass
          Pass-Through Securities                          --

        Corporate Asset-Backed Securities                  --

        Mortgage Pass-Through Securities                   --

        Stripped Mortgage-Backed Securities                --

        Corporate Securities                                X

       Loans and Other Direct Indebtedness                 --

       Lower Rated Bonds                                    X

       Municipal Bonds                                     --

       U.S. Government Securities                           X

       Variable and Floating Rate Obligations               X

       Zero Coupon Bonds, Deferred Interest Bonds and PIK Bonds

      Equity Securities                                     X

      FOREIGN SECURITIES EXPOSURE

       Brady Bonds                                         --

       Depositary Receipts                                  X

       Dollar-Denominated Foreign Debt Securities          --

       Emerging Markets                                     X

       Foreign Securities                                   X

      Forward Contracts                                     X

      Futures Contracts                                     X

      Indexed Securities/Structured Products               --

      Inverse Floating Rate Obligations                    --

      INVESTMENT IN OTHER INVESTMENT COMPANIES

       Open-End Funds                                       X

       Closed-End Funds                                     X

      Lending of Portfolio Securities                       X

      LEVERAGING TRANSACTIONS

       Bank Borrowings                                     --

       Mortgage "Dollar-Roll" Transactions                  X

       Reverse Repurchase Agreements                       --

      OPTIONS

       Options on Foreign Currencies                        X

       Options on Futures Contracts                         X

       Options on Securities                                X

       Options on Stock Indices                             X

       Reset Options                                       --

       "Yield Curve" Options                               --

      Repurchase Agreements                                 X

      Short Sales                                           X

      Short Term Instruments                                X

      Swaps and Related Derivative Instruments             --

      Temporary Borrowings                                  X

      Temporary Defensive Positions                         X

      "When-Issued" Securities                              X

 APPENDIX A                                               INVESTORS TRUST SERIES

-     INVESTMENT TECHNIQUES AND PRACTICES

      In pursuing its investment objective and investment policies, the Investors Trust Series may engage in the following principal and non-principal investment techniques and practices to the extent to which these techniques and practices are consistent with the series' investment objective. Investment techniques and practices which the series will use or currently anticipates using are denoted by a check (X) mark. However, the series may not use all of these techniques and practices. Investment techniques and practices which the series does not currently anticipate using but which the series reserves the freedom to use are denoted by a dash (--) mark. Investment techniques and practices which are the principal focus of the series are also described, together with their risks, in the Risk Return Summary of the Prospectus. Both principal and non-principal investment techniques and practices are described, together with their risks, in the SAI.

      INVESTMENT TECHNIQUES/PRACTICES

      SYMBOLS                               X SERIES USES, OR CURRENTLY                  -- PERMITTED, BUT SERIES DOES NOT
                                              ANTICIPATES USING                             CURRENTLY ANTICIPATE USING
      --------------------------------------------------------------------------------------------------------------------
      DEBT SECURITIES

       ASSET-BACKED SECURITIES

        Collateralized Mortgage Obligations and Multiclass
          Pass-Through Securities                          --

        Corporate Asset-Backed Securities                  --

        Mortgage Pass-Through Securities                   --

        Stripped Mortgage-Backed Securities                --

       Corporate Securities                                 X

       Loans and Other Direct Indebtedness                 --

       Lower Rated Bonds                                   --

       Municipal Bonds                                     --

       U.S. Government Securities                           X

       Variable and Floating Rate Obligations               X

       Zero Coupon Bonds, Deferred Interest Bonds and PIK
        Bonds                                               X

      Equity Securities                                     X

      FOREIGN SECURITIES EXPOSURE

       Brady Bonds                                         --

       Depositary Receipts                                  X

       Dollar-Denominated Foreign Debt Securities          --

       Emerging Markets                                     X

       Foreign Securities                                   X

      Forward Contracts                                     X

      Futures Contracts                                     X

      Indexed Securities/Structured Products               --

      Inverse Floating Rate Obligations                    --

      INVESTMENT IN OTHER INVESTMENT COMPANIES

       Open-End                                             X

       Closed-End                                           X

      Lending of Portfolio Securities                       X

      LEVERAGING TRANSACTIONS

       Bank Borrowings                                     --

       Mortgage "Dollar-Roll" Transactions                  X

       Reverse Repurchase Agreements                       --

      OPTIONS

       Options on Foreign Currencies                       --

       Options on Futures Contracts                        --

       Options on Securities                               --

       Options on Stock Indices                            --

       Reset Options                                       --

       "Yield Curve" Options                               --

      Repurchase Agreements                                 X

      Short Sales                                           X

      Short Term Instruments                                X

      Swaps and Related Derivative Instruments             --

      Temporary Borrowings                                  X

      Temporary Defensive Positions                         X

      "When-Issued" Securities                              X

APPENDIX A                                         INVESTORS GROWTH STOCK SERIES

-     INVESTMENT TECHNIQUES AND PRACTICES

      In pursuing its investment objective and investment policies, the Investors Growth Stock Series may engage in the following principal and non-principal investment techniques and practices to the extent to which these techniques and practices are consistent with the series' investment objective. Investment techniques and practices which the series will use or currently anticipates using are denoted by a check (X) mark. However, the series may not use all of these techniques and practices. Investment techniques and practices which the series does not currently anticipate using but which the series reserves the freedom to use are denoted by a dash (--) mark. Investment techniques and practices which are the principal focus of the series are also described, together with their risks, in the Risk Return Summary of the Prospectus. Both principal and non-principal investment techniques and practices are described, together with their risks, in the SAI.

      INVESTMENT TECHNIQUES/PRACTICES

      SYMBOLS                               X SERIES USES, OR CURRENTLY                  -- PERMITTED, BUT SERIES DOES NOT
                                              ANTICIPATES USING                             CURRENTLY ANTICIPATE USING
      --------------------------------------------------------------------------------------------------------------------
      DEBT SECURITIES

       ASSET-BACKED SECURITIES

        Collateralized Mortgage Obligations and Multiclass
          Pass-Through Securities                          --

        Corporate Asset-Backed Securities                  --

        Mortgage Pass-Through Securities                   --

        Stripped Mortgage-Backed Securities                --

       Corporate Securities                                --

       Loans and Other Direct Indebtedness

       Lower Rated Bonds                                   --

       Municipal Bonds                                     --

       U.S. Government Securities                           X

       Variable and Floating Rate Obligations               X

       Zero Coupon Bonds, Deferred Interest Bonds and PIK
        Bonds                                              --

      Equity Securities                                     X

      FOREIGN SECURITIES EXPOSURE

       Brady Bonds                                         --

       Depositary Receipts                                  X

       Dollar-Denominated Foreign Debt Securities          --

       Emerging Markets                                     X

       Foreign Securities                                   X

      Forward Contracts                                     X

      Futures Contracts                                     X

      Indexed Securities/Structured Products               --

      Inverse Floating Rate Obligations                    --

      INVESTMENT IN OTHER INVESTMENT COMPANIES

       Open-End Funds                                       X

       Closed-End Funds                                     X

      Lending of Portfolio Securities                       X

      LEVERAGING TRANSACTIONS

       Bank Borrowings                                     --

       Mortgage "Dollar-Roll" Transactions                  X

       Reverse Repurchase Agreements                       --

      OPTIONS

       Options on Foreign Currencies                        X

       Options on Futures Contracts                         X

       Options on Securities                                X

       Options on Stock Indices                             X

       Reset Options                                       --

       "Yield Curve" Options                               --

      Repurchase Agreements                                 X

      Short Sales                                           X

      Short Term Instruments                                X

      Swaps and Related Derivative Instruments             --

      Temporary Borrowing                                   X

      Temporary Defensive Positions                         X

      "When-Issued" Securities                              X

APPENDIX A                                                   TOTAL RETURN SERIES

-     INVESTMENT TECHNIQUES AND PRACTICES

      In pursuing its investment objective and investment policies, the Total Return Series may engage in the following principal and non-principal investment techniques and practices to the extent to which these techniques and practices are consistent with the series' investment objective. Investment techniques and practices which the series will use or currently anticipates using are denoted by a check (X) mark. However, the series may not use all of these techniques and practices. Investment techniques and practices which the series does not currently anticipate using but which the series reserves the freedom to use are denoted by a dash (--) mark. Investment techniques and practices which are the principal focus of the series are also described, together with their risks, in the Risk Return Summary of the Prospectus. Both principal and non-principal investment techniques and practices are described, together with their risks, in the SAI.

      INVESTMENT TECHNIQUES/PRACTICES

      SYMBOLS                               X SERIES USES, OR CURRENTLY                  -- PERMITTED, BUT SERIES DOES NOT
                                              ANTICIPATES USING                             CURRENTLY ANTICIPATE USING
      --------------------------------------------------------------------------------------------------------------------
      DEBT SECURITIES

       ASSET-BACKED SECURITIES

        Collateralized Mortgage Obligations and Multiclass
          Pass-Through Securities                           X

        Corporate Asset-Backed Securities                   X

        Mortgage Pass-Through Securities                    X

        Stripped Mortgage-Backed Securities                 X

       Corporate Securities                                 X

       Loans and Other Direct Indebtedness                  X

       Lower Rated Bonds                                    X

       Municipal Bonds                                      X

       U.S. Government Securities                           X

       Variable and Floating Rate Obligations               X

       Zero Coupon Bonds, Deferred Interest Bonds and PIK
        Bonds                                               X

      Equity Securities                                     X

      FOREIGN SECURITIES EXPOSURE

       Brady Bonds                                          X

       Depositary Receipts                                  X

       Dollar-Denominated Foreign Debt Securities           X

       Emerging Markets                                     X

       Foreign Securities                                   X

      Forward Contracts                                     X

      Futures Contracts                                     X

      Indexed Securities/Structured Products                X

      Inverse Floating Rate Obligations                     X

      INVESTMENT IN OTHER INVESTMENT COMPANIES

       Open-End Funds                                       X

       Closed-End Funds                                     X

      Lending of Portfolio Securities                       X

      LEVERAGING TRANSACTIONS

       Bank Borrowings                                     --

       Mortgage "Dollar-Roll" Transactions                  X

       Reverse Repurchase Agreements                       --

      OPTIONS

       Options on Foreign Currencies                        X

       Options on Futures Contracts                         X

       Options on Securities                                X

       Options on Stock Indices                             X

       Reset Options                                        X

       "Yield Curve" Options                                X

      Repurchase Agreements                                 X

      Short Sales                                           X

      Short Term Instruments                                X

      Swaps and Related Derivative Instruments              X

      Temporary Borrowings                                  X

      Temporary Defensive Positions                         X

      "When-Issued" Securities                              X

APPENDIX A                                                      UTILITIES SERIES

-     INVESTMENT TECHNIQUES AND PRACTICES

      In pursuing its investment objective and investment policies, the Utilities Series may engage in the following principal and non-principal investment techniques and practices to the extent to which these techniques and practices are consistent with the series' investment objective. Investment techniques and practices which the series will use or currently anticipates using are denoted by a check (X) mark. However, the series may not use all of these techniques and practices. Investment techniques and practices which the series does not currently anticipate using but which the series reserves the freedom to use are denoted by a dash (--) mark. Investment techniques and practices which are the principal focus of the series are also described, together with their risks, in the Risk Return Summary of the Prospectus. Both principal and non-principal investment techniques and practices are described, together with their risks, in the SAI.

      INVESTMENT TECHNIQUES/PRACTICES

      SYMBOLS                               X SERIES USES, OR CURRENTLY                  -- PERMITTED, BUT SERIES DOES NOT
                                              ANTICIPATES USING                             CURRENTLY ANTICIPATE USING
      ---------------------------------------------------------------------------------------------------------------------
      DEBT SECURITIES

       ASSET-BACKED SECURITIES                              X

        Collateralized Mortgage Obligations and Multiclass
          Pass-Through Securities                           X

        Corporate Asset-Backed Securities                   X

        Mortgage Pass-Through Securities                    X

        Stripped Mortgage-Backed Securities                --

       Corporate Securities                                 X

       Loans and Other Direct Indebtedness                  X

       Lower Rated Bonds                                    X

       Municipal Bonds                                      X

       U.S. Government Securities                           X

       Variable and Floating Rate Obligations               X

       Zero Coupon Bonds, Deferred Interest Bonds and PIK
        Bonds                                               X

      Equity Securities                                     X

      FOREIGN SECURITIES EXPOSURE

       Brady Bonds                                          X

       Depositary Receipts                                  X

       Dollar-Denominated Foreign Debt Securities           X

       Emerging Markets                                     X

       Foreign Securities                                   X

      Forward Contracts                                     X

      Futures Contracts                                     X

      Indexed Securities/Structured Products                X

      Inverse Floating Rate Obligations                    --

      INVESTMENT IN OTHER INVESTMENT COMPANIES

       Open-End                                             X

       Closed-End                                           X

      Lending of Portfolio Securities                       X

      LEVERAGING TRANSACTIONS

       Bank Borrowings                                     --

       Mortgage "Dollar-Roll" Transactions                  X

       Reverse Repurchase Agreements                       --

      OPTIONS

       Options on Foreign Currencies                        X

       Options on Futures Contracts                         X

       Options on Securities                                X

       Options on Stock Indices                             X

       Reset Options                                       --

       "Yield Curve" Options                               --

      Repurchase Agreements                                 X

      Short Sales                                           X

      Short Term Instruments                                X

      Swaps and Related Derivative Instruments             --

      Temporary Borrowings                                  X

      Temporary Defensive Positions                         X

      "When-Issued" Securities                              X

APPENDIX A                                                   MONEY MARKET SERIES

-     INVESTMENT TECHNIQUES AND PRACTICES


      In pursuing its investment objective and investment policies, the Money Market Series may engage in the following principal and non-principal investment techniques and practices to the extent to which these techniques and practices are consistent with the series' investment objective and the rules governing money market funds. Investment techniques and practices which the series will use or currently anticipates using are denoted by a check (X) mark. However, the series may not use all of these techniques and practices. Investment techniques and practices which the series does not currently anticipate using but which the series reserves the freedom to use are denoted by a dash (--) mark. Investment techniques and practices which are the principal focus of the series are also described, together with their risks, in the Risk Return Summary of the Prospectus. Both principal and non-principal investment techniques and practices are described, together with their risks, in the SAI.

      INVESTMENT TECHNIQUES/PRACTICES

      SYMBOLS                               X SERIES USES, OR CURRENTLY                  -- PERMITTED, BUT SERIES DOES NOT
                                              ANTICIPATES USING                             CURRENTLY ANTICIPATE USING
      ---------------------------------------------------------------------------------------------------------------------
      DEBT SECURITIES

       ASSET-BACKED SECURITIES

        Collateralized Mortgage Obligations and Multiclass
          Pass-Through Securities                              --

        Corporate Asset-Backed Securities                       X

        Mortgage Pass-Through Securities                       --

        Stripped Mortgage-Backed Securities                    --

       Corporate Securities                                     X

       Loans and Other Direct Indebtedness                     --

       Lower Rated Bonds                                       --

       Municipal Bonds                                          X

       U.S. Government Securities                               X

       Variable and Floating Rate Obligations                   X

       Zero Coupon Bonds, Deferred Interest Bonds and PIK
        Bonds                                                   X

      Equity Securities                                        --

      FOREIGN SECURITIES EXPOSURE

       Brady Bonds                                             --

       Depositary Receipts                                     --

       Dollar-Denominated Foreign Debt Securities               X

       Emerging Markets                                        --

       Foreign Securities                                      --

      Forward Contracts                                        --

      Futures Contracts                                        --

      Indexed Securities/Structured Products                   --

      Inverse Floating Rate Obligations                        --

      INVESTMENT IN OTHER INVESTMENT COMPANIES

       Open-End Funds                                           X

       Closed-End Funds                                         X

      Lending of Portfolio Securities                           X

      LEVERAGING TRANSACTIONS

       Bank Borrowings                                         --

       Mortgage "Dollar-Roll" Transactions                      X

       Reverse Repurchase Agreements                           --

      OPTIONS

       Options on Foreign Currencies                           --

       Options on Futures Contracts                            --

       Options on Securities                                   --

       Options on Stock Indices                                --

       Reset Options                                           --

       "Yield Curve" Options                                   --

      Repurchase Agreements                                     X

      Short Sales                                              --

      Short Term Instruments                                    X

      Swaps and Related Derivative Instruments                 --

      Temporary Borrowings                                      X

      Temporary Defensive Positions                             X

      "When-Issued" Securities                                 --

MFS(R) VARIABLE INSURANCE TRUST(SM)

If you want more information about the trust and its series, the following documents are available free upon request:

ANNUAL/SEMIANNUAL REPORTS. These reports contain information about the series' actual investments. Annual reports discuss the effect of recent market conditions and the series' investment strategy on the series' performance during their last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI). The SAI, dated May 1, 2002, provides more detailed information about the trust and its series and is incorporated into this prospectus by reference.

YOU CAN GET FREE COPIES OF THE ANNUAL/SEMIANNUAL REPORTS, THE SAI AND OTHER INFORMATION ABOUT THE TRUST AND ITS SERIES, AND MAKE INQUIRIES ABOUT THE TRUST AND ITS SERIES, BY CONTACTING:

      MFS Service Center, Inc.
      2 Avenue de Lafayette
      Boston, MA 02111-1738
      Telephone: 1-800-343-2829, EXT. 3500
      Internet: http://www.mfs.com

Information about the trust and its series (including its prospectus, SAI and shareholder reports) can be reviewed and copied at the:

      Public Reference Room
      Securities and Exchange Commission
      Washington, D.C., 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 202-942-8090. Reports and other information about the trust and its series are available on the EDGAR Databases on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section at the above address.

      The trust's Investment Company Act file number is 811-8326

                                                   MSG 11/98 224M 90/290/390/890